Note 27 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Commercial		Investment
	Real Estate	Engineering	Management	Total
Year ended December 31, 2025
Revenues	$3,290,578	$1,734,940	$532,274	$5,557,792
Cost of revenue	2,128,595	986,484	217,085	3,332,164
Indirect operating costs	797,330	583,775	110,541	1,491,646
Equity earnings from non-consolidated investments	2,284	-	10,177	12,461
Segment Adjusted EBITDA	366,937	164,681	214,825	$746,443
Corporate
Revenue				670
Cost of revenue				218
Indirect operating costs				14,430
Unallocated Adjusted EBITDA				(13,978)
Deduct / (add):
Depreciation and amortization				256,015
Acquisition related costs				29,872
Loss on disposal of operations				696
Stock based compensation				55,621
Restructuring, optimization and integration				38,079
Equity earnings from non-consolidated investments				12,461
Gains attributable to MSRs				(31,237)
Consolidated operating earnings				$370,958
Interest expense, net				82,373
Equity earnings from non-consolidated investments				(12,461)
Other income				(3,661)
Consolidated earnings before income tax				$304,707
Income tax expense				80,154
Consolidated net earnings				$224,553

Purchases of fixed assets	40,250	21,224	11,972	73,446
	Commercial		Investment
	Real Estate	Engineering	Management	Total
Year ended December 31, 2024
Revenues	$3,071,610	$1,237,384	$512,593	$4,821,587
Cost of revenue	2,004,086	709,142	186,684	2,899,912
Indirect operating costs	736,673	418,313	116,955	1,271,941
Equity earnings from non-consolidated investments	2,549	-	4,721	7,270
Segment Adjusted EBITDA	333,400	109,929	213,675	$657,004
Corporate
Revenue				437
Cost of revenue				37
Indirect operating costs				13,159
Unallocated Adjusted EBITDA				(12,759)
Deduct / (add):
Depreciation and amortization				221,602
Acquisition related costs				(27,802)
Stock based compensation				46,041
Restructuring, optimization and integration				23,285
Equity earnings from non-consolidated investments				7,270
Gains attributable to MSRs				(15,363)
Consolidated operating earnings				$389,212
Interest expense, net				85,779
Equity earnings from non-consolidated investments				(7,270)
Other income				(410)
Consolidated earnings before income tax				$311,113
Income tax expense				74,177
Consolidated net earnings				$236,936

Purchases of fixed assets	45,173	13,313	3,369	61,855

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2025	2024
United States
Revenues	$2,883,971	$2,575,616
Total long-lived assets	2,305,026	2,266,500

Canada
Revenues	$909,933	$632,290
Total long-lived assets	678,742	606,803

Euro currency countries
Revenues	$472,883	$411,664
Total long-lived assets	378,588	340,178

Australia
Revenues	$342,546	$304,394
Total long-lived assets	154,649	124,401

United Kingdom
Revenues	$352,785	$311,882
Total long-lived assets	737,790	497,591

Poland
Revenues	$136,701	$100,470
Total long-lived assets	11,392	3,198

China
Revenues	$68,112	$84,560
Total long-lived assets	9,492	10,362

India
Revenues	$66,841	$75,569
Total long-lived assets	44,691	45,471

Other
Revenues	$324,690	$325,579
Total long-lived assets	229,605	212,838

Consolidated
Revenues	$5,558,462	$4,822,024
Total long-lived assets	4,549,975	4,107,342